UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,164,660
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	918,322

		$2,082,982

Education — 8.6%
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$597,495
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,229,030
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	395	429,168
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	170	182,723
University of Houston, TX, 5.00%, 2/15/21	1,000	1,191,760
University of New Mexico, 5.00%, 6/1/27	265	314,674
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,198,340
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/25	500	560,925

		$5,704,115

Electric Utilities — 8.3%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$348,184
California Department of Water Resource Power Supply, 5.00%, 5/1/22	670	778,828
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,132,030
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	540,095
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	953,832
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	535,705
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,221,200

		$5,509,874

General Obligations — 11.8%
Allegan County, MI, 2.50%, 5/1/24	$445	$417,939
Bonneville and Bigham Counties, ID, Joint School District No. 93, 4.00%, 9/15/22	700	815,416
Bonneville and Bigham Counties, ID, Joint School District No. 93, 5.00%, 9/15/29	1,000	1,192,700
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	460	498,525
Kentwood, MI, Public Schools, 4.00%, 5/1/21	40	46,073
Kentwood, MI, Public Schools, 4.00%, 5/1/23	225	256,453
Oregon, 4.00%, 8/1/26	420	469,073
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,733,550
Virginia, 5.00%, 6/1/28	1,500	1,755,165
Wilmington, DE, 5.00%, 12/1/25	500	590,110

		$7,775,004

Hospital — 10.5%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$750	$820,223
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,189,360
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,137,740

1

Security	Principal Amount (000’s omitted)	Value
Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	$1,000	$1,085,850
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	306,028
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,498,333
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	452,708
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	223,210
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	200,422

		$6,913,874

Industrial Development Revenue — 0.5%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$335	$346,457

		$346,457

Insured-Education — 4.8%
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,287,650
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	739,780
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,129,220

		$3,156,650

Insured-Electric Utilities — 3.2%
Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,148,630
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	983,764

		$2,132,394

Insured-Escrowed/Prerefunded — 1.8%
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,195,260

		$1,195,260

Insured-General Obligations — 4.6%
Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,000	$1,323,480
New York, NY, (AGM), 5.00%, 4/1/22	500	563,525
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,149,640

		$3,036,645

Insured-Special Tax Revenue — 5.0%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$2,000	$1,373,820
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	837,473
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,127,730

		$3,339,023

Insured-Transportation — 2.5%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,174,890
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	499,288

		$1,674,178

Insured-Water and Sewer — 4.0%
Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,164,040
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,166,500
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	312,220

		$2,642,760

Lease Revenue/Certificates of Participation — 1.0%
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$640,261

		$640,261

Other Revenue — 2.7%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	$500	$608,910
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,152,990

		$1,761,900

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.5%
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.00%, 11/15/27(1)	$225	$234,538
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	296,128
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(2)	590	235,917
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	250	267,428

		$1,034,011

Special Tax Revenue — 4.6%
California Economic Recovery, 5.00%, 7/1/18	$500	$603,335
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	65	65,337
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	125	125,964
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	5	4,935
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	25	16,532
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	25,313
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	40	34,866
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 0.00%, (0.00% to 11/1/13), 5/1/18	45	21,369
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	35	0
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	210	210,157
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	140	139,336
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	101,269
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,265	1,593,989
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	20	5,802
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 12/31/10(4)	100	70,012

		$3,018,216

Student Loan — 4.2%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22(5)	$1,000	$1,111,420
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,696,485

		$2,807,905

Transportation — 13.7%
Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,195,990
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,225,960
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	596,185
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,494,187
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,149,130
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,146,500
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,179,880
Virginia Transportation Board, 4.00%, 3/15/25	1,000	1,104,880

		$9,092,712

Water and Sewer — 3.5%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/27	$200	$209,432
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,000	1,303,840
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	794,875

		$2,308,147

Total Tax-Exempt Investments — 100.0% (identified cost $59,473,009)		$66,172,368

Other Assets, Less Liabilities — (0.0)%(6)		$(24,949)

Net Assets — 100.0%		$66,147,419

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At June 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.2%
Others, representing less than 10% individually	89.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 26.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 9.5% of total investments.

(1)	When-issued security.
(2)	Security is in default and making only partial interest payments.
(3)	Defaulted bond.
(4)	Defaulted matured bond.
(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(6)	Amount is less than 0.05%.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	75 U.S. 10-Year Treasury Note	Short	$(9,959,628)	$(10,003,124)	$(43,496)
9/12	8 U.S. 30-Year Treasury Bond	Short	(1,177,985)	(1,183,750)	(5,765)

					$(49,261)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $49,261.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,390,696

Gross unrealized appreciation	$7,264,956
Gross unrealized depreciation	(483,284)

Net unrealized appreciation	$6,781,672

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,172,368	$—	$66,172,368
Total Investments	$—	$66,172,368	$—	$66,172,368

Liability Description
Futures Contracts	$(49,261)	$—	$—	$(49,261)
Total	$(49,261)	$—	$—	$(49,261)

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,262,680
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,255,050

		$2,517,730

Education — 15.2%
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$525	$556,075
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,191,590
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,269,787
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,225,420
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,200,023
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	592,890
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	121,409
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	242,366
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	181,259
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	860,872
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,203,240

		$9,644,931

Electric Utilities — 5.3%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,192,290
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,172,660

		$3,364,950

Escrowed/Prerefunded — 8.6%
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,960,900
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	265	270,870
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,467,458
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	680	715,496

		$5,414,724

General Obligations — 21.4%
Brookline, 4.00%, 5/15/22	$1,195	$1,423,819
Burlington, 5.00%, 2/1/15	500	558,005
Burlington, 5.00%, 2/1/16	500	577,185
Cambridge, 5.00%, 1/1/23	850	1,065,985

1

Security	Principal Amount (000’s omitted)	Value
Commonwealth of Massachusetts, 4.00%, 10/1/28	$815	$875,970
Gloucester, 4.00%, 3/15/22	640	738,221
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,177,370
Medfield, 4.00%, 3/15/22	625	740,087
Southborough, 3.00%, 6/1/21	1,060	1,170,293
Wellesley, 5.00%, 6/1/16	1,100	1,289,585
Wellesley, 5.00%, 6/1/17	1,150	1,384,945
Westwood, 3.00%, 6/1/21	1,320	1,457,346
Wilmington, 4.00%, 3/15/28	1,000	1,072,770

		$13,531,581

Hospital — 11.5%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$279,040
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	562,640
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	548,840
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	600	601,920
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	865	867,621
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,117,950
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	555,083
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	722,297
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	881,872
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,171,660

		$7,308,923

Insured-Education — 1.7%
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,059,290

		$1,059,290

Insured-Escrowed/Prerefunded — 1.3%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$828,846

		$828,846

Insured-General Obligations — 7.4%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,416,684
Massachusetts, (AMBAC), 5.00%, 7/1/12	1,000	1,000,270
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,284,820

		$4,701,774

Insured-Hospital — 2.7%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$570,915
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,137,530

		$1,708,445

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 4.2%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,065,776
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	607,305

		$2,673,081

Insured-Water and Sewer — 2.1%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,302,680

		$1,302,680

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,152,760
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	612,700

		$1,765,460

Senior Living/Life Care — 1.5%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$455	$455,601
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	296,128
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	210	213,129

		$964,858

Solid Waste — 1.6%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,000	$1,003,800

		$1,003,800

Special Tax Revenue — 5.3%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$544,230
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,653,338
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,183,550

		$3,381,118

Transportation — 0.9%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$596,185

		$596,185

Water and Sewer — 0.8%
Boston Water and Sewer Commission, 4.00%, 11/1/25	$450	$500,737

		$500,737

Total Tax-Exempt Investments — 98.3% (identified cost $56,286,562)		$62,269,113

Other Assets, Less Liabilities — 1.7%		$1,099,825

Net Assets — 100.0%		$63,368,938

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 8.7% of total investments.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	5 U.S. 10-Year Treasury Note	Short	$(663,975)	$(666,875)	$(2,900)
9/12	10 U.S. 30-Year Treasury Bond	Short	(1,476,982)	(1,479,688)	(2,706)

					$(5,606)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,606.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,259,982

Gross unrealized appreciation	$6,031,643
Gross unrealized depreciation	(22,512)

Net unrealized appreciation	$6,009,131

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,269,113	$—	$62,269,113
Total Investments	$—	$62,269,113	$—	$62,269,113

Liability Description
Futures Contracts	$(5,606)	$—	$—	$(5,606)
Total	$(5,606)	$—	$—	$(5,606)

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.8%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$175	$171,050
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,331,142
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	11,274,737
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,765,150
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	2,000	2,447,040
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,693,938
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	760	785,110
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	280	353,926
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,145,815
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	300	300,000
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,718,600
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,409,550

		$42,396,058

Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$375	$379,650

		$379,650

Education — 5.3%
Boise State University, 4.00%, 4/1/22	$650	$747,461
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	570,745
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	562,245
Illinois Educational Facilities Authority, (Art Institute of Chicage), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,146,960
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	250	100,000
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	350	368,644
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	3,053,455
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,750	3,413,052
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	4,500	5,316,660
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	525,245
Ohio State University General Receipts, 5.00%, 12/1/23	250	302,953
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,164,080
University of California, 5.00%, 5/15/21	500	579,860

Security	Principal Amount (000’s omitted)	Value
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	$4,340	$4,715,410
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	1,880	2,020,699
University of Illinois, 0.00%, 4/1/15	1,700	1,638,613
University of Illinois, 0.00%, 4/1/16	1,000	937,110
University of New Mexico, 5.00%, 6/1/26	1,000	1,193,600
University of Texas, 5.25%, 7/1/26	5,245	6,839,060
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,423,313
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	766,564
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	641,660

		$39,027,389

Electric Utilities — 8.1%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,923,442
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,400	2,457,768
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,794,093
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,279,400
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,815,328
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,580,290
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,437,040
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,758,230
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,966,375
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,668,400
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	807,912
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	543,165
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,500	6,652,295
Sam Rayburn Municipal Power Agency, TX, Power Supply System, 6.00%, 10/1/16	1,250	1,262,650
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,507,335
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,533,950

		$58,987,673

Escrowed/Prerefunded — 2.3%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$330	$349,130
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,524,940
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,070,820
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	388,521
New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,235	1,235,333
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,377,907
Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	430	439,658
Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,000	2,057,600

Security	Principal Amount (000’s omitted)	Value
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17(2)	$5,000	$5,546,500

		$16,990,409

General Obligations — 14.5%
Austin, TX, 4.00%, 9/1/28	$3,000	$3,222,690
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,423,268
Bingham and Bonneville Counties, ID, Joint School District No 93, 4.00%, 9/15/21	1,010	1,175,539
Bingham and Bonneville Counties, ID, Joint School District No 93, 5.00%, 9/15/23	570	706,749
Bingham and Bonneville Counties, ID, Joint School District No 93, 5.00%, 9/15/25	630	765,059
Bingham and Bonneville Counties, ID, Joint School District No 93, 5.00%, 9/15/27	1,145	1,381,786
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/23	1,005	1,249,215
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/24	1,730	2,124,059
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,213,980
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	3,670	3,977,363
Franklin County, OH, 5.00%, 12/1/12	395	402,987
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,273,680
Gwinnett County, GA, School District, 5.00%, 2/1/26(2)	2,220	2,844,997
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	6,767,172
Hamilton, OH, School District, 6.15%, 12/1/15	500	590,345
Howell, MI, Public Schools, 4.00%, 5/1/19	500	561,980
Howell, MI, Public Schools, 4.00%, 5/1/20	500	559,195
Howell, MI, Public Schools, 4.00%, 5/1/21	1,250	1,396,263
Howell, MI, Public Schools, 4.50%, 5/1/27	2,340	2,556,707
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,320,968
Kentwood, MI, Public Schools, 4.00%, 5/1/21	615	708,375
Kentwood, MI, Public Schools, 4.00%, 5/1/23	2,475	2,820,980
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,984,100
Michigan, 6.00%, 11/1/22	2,985	3,661,043
North Carolina, 5.00%, 5/1/22	10,000	12,868,200
Oregon State, (Oregon University System), 5.00%, 8/1/23	5,930	7,463,972
Oregon State, (Oregon University System), 5.00%, 8/1/24	2,960	3,689,758
Oregon State, (Oregon University System), 5.00%, 8/1/26	1,500	1,842,900
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,483,088
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	11,286,704
Wake County, NC, 5.00%, 3/1/24	10,000	12,871,800

		$106,194,922

Health Care-Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,046,690
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	138	138,745

		$1,185,435

Hospital — 6.7%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,250	$5,741,557
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	580,340
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	594,680
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,063,270
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	7,001,040
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,611,025
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,395,125

Security	Principal Amount (000’s omitted)	Value
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	$1,860	$2,074,216
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	3,118,330
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,071,411
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,117,050
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,762,024
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,464,575
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,001,420
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,000	2,004,000
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,829,485
New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	135	135,031
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	524,805
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,135,690
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,705	1,849,874
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,042,115
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,105,451
South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,000	2,009,640
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,159,840
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	294,145
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,973,072

		$48,659,211

Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$460	$488,557
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	605	585,210
Texas Student Housing Corp., (University of North Texas), 0.00%, 7/1/49(1)	95	56,983

		$1,130,750

Industrial Development Revenue — 4.7%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$7,154,598
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,458,567
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,048,980
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,410	733,778
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,890	1,897,617
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,007,003
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	11,663,225
Ohio Water Development Authority, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,950	1,990,385
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,721,943
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,576,303

		$34,252,399

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.9%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$352,440
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	629,235
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,091,830
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,351,875
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,360,868
New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,000	2,095,480
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,342,701

		$14,224,429

Insured-Electric Utilities — 1.0%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$658,830
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	732,592
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,437,700
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	562,180
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,104,730
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,138,530

		$7,634,562

Insured-Escrowed/Prerefunded — 1.4%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,972
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,533,650
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	1,300	1,300,416
Ohio Higher Educational Facilities Authority, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	407,803
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,898,505

		$10,584,346

Insured-General Obligations — 8.5%
Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,226,560
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	5,794,695
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	330	351,651
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	299,540
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	979,970
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,208,038
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,000	7,517,040
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,341,359
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	802,675
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,874,400
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,390,043
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,666,295
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,826,484
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,132,220

Security	Principal Amount (000’s omitted)	Value
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	$1,500	$1,501,110
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	964,490
Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	500	510,880
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,594,200
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,418,333

		$62,399,983

Insured-Hospital — 1.3%
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	$1,000	$1,024,190
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	528,975
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,716,660
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	4,071,264

		$9,341,089

Insured-Lease Revenue/Certificates of Participation — 1.0%
California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$420	$431,298
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,115,740
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,542,200

		$7,089,238

Insured-Other Revenue — 0.1%
Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$175	$179,114
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	160	202,891

		$382,005

Insured-Special Tax Revenue — 5.2%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,355	$1,410,623
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,146,750
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,686,700
Illinois State Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	4,808,370
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,455,550
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	5,975,881
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	281,735
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	592,480

		$38,358,089

Insured-Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,445	$3,845,516

		$3,845,516

Insured-Transportation — 4.7%
Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,295	$2,304,340
Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,000	1,000,300
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,045	1,227,760
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,168,650
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	1,105	1,108,746
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	9,007,294
Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,000	1,011,890
New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	10,000	6,169,900
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,206,850
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,236,331

Security	Principal Amount (000’s omitted)	Value
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	$1,750	$2,135,910
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	722,097
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	782,062

		$34,082,130

Insured-Water and Sewer — 1.9%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$2,000,220
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,656,125
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	4,194,125
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,279,680
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,209,516
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	520,557
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	504,653
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	483,459

		$13,848,335

Lease Revenue/Certificates of Participation — 2.5%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$622,690
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	5,998,467
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,535,702
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,201,760
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,431,349
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,848,857

		$18,638,825

Other Revenue — 1.8%
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$1,037,732
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	4,500	3,801,060
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	55	54,834
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	489,457
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	304,008
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,825	1,908,129
Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,250	5,600,490

		$13,195,710

Senior Living/Life Care — 1.2%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,603,250
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27(4)	1,275	1,329,047
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	201,602
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	470	470,009
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	490	497,301
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	460	502,283
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	1,150	1,158,338
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(5)	495	197,931
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	460,299
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,289,180

		$8,709,240

Security	Principal Amount (000’s omitted)	Value
Solid Waste — 1.0%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,000	$4,015,200
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350	350,735
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,000	3,025,830

		$7,391,765

Special Tax Revenue — 2.1%
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$540	$427,907
California Economic Recovery, 5.00%, 7/1/18	500	603,335
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	175	175,906
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,245,920
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	425	428,277
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	40	39,479
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,291,670
Michigan Trunk Line, 5.00%, 11/15/21	500	623,795
Michigan Trunk Line, 5.00%, 11/15/22	345	424,671
Michigan Trunk Line, 5.00%, 11/15/23	600	727,758
Michigan Trunk Line, 5.00%, 11/15/24	1,100	1,318,515
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,293,281
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,318,580
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,729,680
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	196,188
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	155	102,498
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	166,646
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	240	209,194
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 0.00%, (0.00% until 11/1/13), 5/1/18	310	147,210
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	280	3
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	830	826,066
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,085	1,098,769
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(6)	275	79,772
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 12/31/10(6)	300	210,036

		$15,685,156

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,138,670

		$1,138,670

Transportation — 14.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$598,275
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,580,770
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21(4)	4,750	5,528,430
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,126,617
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	591,965

Security	Principal Amount (000’s omitted)	Value
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	$2,500	$2,606,825
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,796,700
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,971,050
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,969,500
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	9,105,075
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,776,735
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,331,580
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,976,750
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/25	1,000	1,101,130
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/26	890	978,324
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,250,030
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,551,770
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	10,000	11,729,200
Virginia Transportation Board, 4.00%, 3/15/25	10,290	11,369,215

		$103,939,941

Water and Sewer — 1.5%
Detroit, MI, Water and Sewerage Department Sewerage Disposal System Revenue, 5.25%, 7/1/27	$1,300	$1,361,308
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,789,902
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	5,000	5,919,600
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	563,147
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,254,670

		$10,888,627

Total Tax-Exempt Investments — 99.9% (identified cost $668,176,219)		$730,581,552

Other Assets, Less Liabilities — 0.1%		$1,004,281

Net Assets — 100.0%		$731,585,833

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	12.5%
Others, representing less than 10% individually	87.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 27.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.3% of total investments.

(1)	Defaulted bond.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $12,033,634 or 1.6% of the Fund’s net assets.

(4)	When-issued security.

(5)	Security is in default and making only partial interest payments.

(6)	Defaulted matured bond.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/12	62 U.S. 10-Year Treasury Note	Short	$(8,233,293)	$(8,269,250)	$(35,957)
9/12	204 U.S. 30-Year Treasury Bond	Short	(30,202,814)	(30,185,625)	17,189

					$(18,768)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $17,189 and $35,957, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$667,430,417

Gross unrealized appreciation	$66,316,434
Gross unrealized depreciation	(3,165,299)

Net unrealized appreciation	$63,151,135

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$730,581,552	$—	$730,581,552
Total Investments	$—	$730,581,552	$—	$730,581,552
Futures Contracts	$17,189	$—	$—	$17,189
Total	$17,189	$730,581,552	$—	$730,598,741

Liability Description
Futures Contracts	$(35,957)	$—	$—	$(35,957)
Total	$(35,957)	$—	$—	$(35,957)

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Limited Maturity Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$537,135
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,149,710

		$1,686,845

Cogeneration — 3.3%
Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,319,960
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	600	599,946

		$2,919,906

Education — 8.1%
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,817,775
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	577,058
New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,000	1,078,190
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,776,765
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	658,410
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	500	590,740
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	630,300

		$7,129,238

Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,715,825

		$2,715,825

Escrowed/Prerefunded — 5.1%
34th Street Partnership, Inc., Prerefunded to 1/1/13, 5.00%, 1/1/17	$1,140	$1,167,839
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 6.00%, 11/1/22	750	764,880
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,446,096
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,165,970

		$4,544,785

General Obligations — 5.1%
Clarence Central School District, 4.00%, 5/15/20	$300	$346,575
Clarence Central School District, 4.00%, 5/15/21	250	288,963
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	1,010	1,161,611
New York City, 5.00%, 8/1/24	1,600	1,870,448
Pittsford Central School District, 4.00%, 10/1/22	750	873,165

		$4,540,762

Health Care-Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,535

		$100,535

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 8.4%
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	$1,000	$1,144,920
New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,000	2,395,940
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	863,247
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	340	368,890
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,178,860
Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,325	1,472,287

		$7,424,144

Housing — 2.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,069,060
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	829,686

		$1,898,746

Industrial Development Revenue — 2.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,500	$1,751,235

		$1,751,235

Insured-Education — 12.2%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,076,160
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	995	1,114,061
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,644,786
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,247,350
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,335,581
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,771,273
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,217,740
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,073,920
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	320	330,605

		$10,811,476

Insured-Electric Utilities — 1.8%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$489,095
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,132,010

		$1,621,105

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$288,635

		$288,635

Insured-General Obligations — 3.0%
Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	$1,000	$1,195,430
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	561,125
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	846,860

		$2,603,415

Insured-Hospital — 2.2%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,940,640

		$1,940,640

2

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,000	$1,179,830

		$1,179,830

Insured-Special Tax Revenue — 7.3%
New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,250	$2,246,017
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,490,820
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,690,410

		$6,427,247

Insured-Transportation — 9.8%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,216,590
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,068,240
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,130,220
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,235	2,832,505
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,369,760

		$8,617,315

Lease Revenue/Certificates of Participation — 0.7%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$592,870

		$592,870

Other Revenue — 6.1%
Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19(1)	$741	$371,920
Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	750	847,208
New York City Transitional Finance Authority, 5.25%, 1/15/27	1,000	1,152,990
New York City Transitional Finance Authority, 6.00%, 7/15/33	540	632,356
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,341,686

		$5,346,160

Senior Living/Life Care — 0.3%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$285	$285,154

		$285,154

Special Tax Revenue — 6.4%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,288,056
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,400,320

		$5,688,376

Transportation — 2.6%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,167,160
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,141,070

		$2,308,230

Water and Sewer — 4.6%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,213,310
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,882,903

		$4,096,213

Total Tax-Exempt Investments — 97.9% (identified cost $78,600,762)		$86,518,687

Other Assets, Less Liabilities — 2.1%		$1,833,332

Net Assets — 100.0%		$88,352,019

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 17.7% of total investments.

(1)	Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	6 U.S. 10-Year Treasury Note	Short	$(796,770)	$(800,250)	$(3,480)
9/12	14 U.S. 30-Year Treasury Bond	Short	(2,067,474)	(2,071,562)	(4,088)

					$(7,568)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $7,568.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,554,936

Gross unrealized appreciation	$8,355,452
Gross unrealized depreciation	(391,701)

Net unrealized appreciation	$7,963,751

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,518,687	$—	$86,518,687
Total Investments	$—	$86,518,687	$—	$86,518,687

Liability Description
Futures Contracts	$(7,568)	$—	$—	$(7,568)
Total	$(7,568)	$—	$—	$(7,568)

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$200	$202,480

		$202,480

Education — 14.4%
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,150	$1,391,891
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,154,296
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,176,280
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,160,590
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	501,197
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/27	300	357,768
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	628,665
University of Pittsburgh, 5.50%, 9/15/23	750	922,905
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,115,440

		$8,409,032

Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$1,118,240
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400	404,720

		$1,522,960

General Obligations — 12.4%
Bucks County, 5.125%, 5/1/21	$500	$599,660
Chester County, 5.00%, 7/15/28	1,530	1,779,390
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,189,200
Montgomery County, 4.375%, 12/1/31	400	437,412
Mount Lebanon School District, 5.00%, 2/15/28	1,780	2,106,968
Pittsburgh, 5.00%, 9/1/26	1,000	1,125,400

		$7,238,030

Hospital — 7.9%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$590,580
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	596,215
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	583,420
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	703,180
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	202,862

1

Security	Principal Amount (000’s omitted)	Value
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	$750	$832,590
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,131,640

		$4,640,487

Housing — 3.3%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,405,849
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	532,885

		$1,938,734

Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$627,365

		$627,365

Insured-Cogeneration — 2.2%
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,310,803

		$1,310,803

Insured-Education — 5.3%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,668,255
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	597,290
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	750	841,170

		$3,106,715

Insured-Escrowed/Prerefunded — 4.7%
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,054,540
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,674,071

		$2,728,611

Insured-General Obligations — 17.9%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,418,112
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	975,671
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	872,880
Harrisburg, (AMBAC), 0.00%, 9/15/12	1,635	1,612,012
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,257,530
Philadelphia, (AGM), 5.25%, 12/15/19	750	880,703
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,228,240
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,184,120
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,069,210

		$10,498,478

Insured-Hospital — 1.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$324,703
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	527,545

		$852,248

Insured-Lease Revenue/Certificates of Participation — 1.8%
Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,055,140

		$1,055,140

Insured-Transportation — 2.1%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,248,060

		$1,248,060

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 6.0%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$577,305
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	559,725
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,388,520

		$3,525,550

Other Revenue — 4.4%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$853,845
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	1,500	1,692,570

		$2,546,415

Senior Living/Life Care — 0.7%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$390	$205,682
Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	185	185,577

		$391,259

Special Tax Revenue — 1.5%
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$871,860

		$871,860

Transportation — 7.5%
Allegheny County Airport Authority, (Pittsburg Interational Airport), (AMT), 5.00%, 1/1/26	$840	$920,144
Allegheny County Airport Authority, (Pittsburg Interational Airport), (AMT), 5.00%, 1/1/28	520	560,570
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,234,827
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	569,010
Philadelphia Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,117,610

		$4,402,161

Total Tax-Exempt Investments — 97.6% (identified cost $52,674,145)		$57,116,388

Other Assets, Less Liabilities — 2.4%		$1,413,990

Net Assets — 100.0%		$58,530,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

3

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 42.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 21.1% of total investments.

(1)	Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	30 U.S. 10-Year Treasury Note	Short	$(3,983,851)	$(4,001,250)	$(17,399)
9/12	30 U.S. 30-Year Treasury Bond	Short	(4,417,445)	(4,439,062)	(21,617)

					$(39,016)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $39,016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,658,000

Gross unrealized appreciation	$4,648,020
Gross unrealized depreciation	(189,632)

Net unrealized appreciation	$4,458,388

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$57,116,388	$—	$57,116,388
Total Investments	$—	$57,116,388	$—	$57,116,388

Liability Description
Futures Contracts	$(39,016)	$—	$—	$(39,016)
Total	$(39,016)	$—	$—	$(39,016)

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012